Long-term debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Apr. 03, 2014	Dec. 31, 2013	Mar. 27, 2014	Jan. 31, 2014	May 01, 2014	Jun. 30, 2014	Dec. 24, 2014
Debt Instrument [Line Items]
Gross proceeds from issuance of senior unsecured notes	$ 345,000,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	2,075,499,000		1,739,497,000
Credit facilities, aggregate borrowings undrawn	340,000,000		766,720,000
Credit facility maturity start date	Jul. 09, 2017
Credit facility maturity end date	Apr. 23, 2025
Weighted average rate of interest, including the margin	2.80%		2.70%
Number of term loan credit facilities	13
Term Loan payments, Description	Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.
Term loan, outstanding principal	4,500,000
Repayment of credit facility		125,000,000
Term Loan Credit Facilities [Member] | LIBOR plus margin [Member]
Debt Instrument [Line Items]
Interest rate description	Interest is calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description	At December 31, 2014, the one month, three month and six month LIBOR was 0.2%, 0.2% and 0.3%, respectively (2013-0.2%, 0.2% and 0.4%, respectively) and the margins ranged between 0.4% and 4.8% (2013-0.4% and 4.8%).
Term loan principal outstanding amount	1,614,394,000
Term Loan Credit Facilities [Member] | Three Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.20%		0.20%
Term Loan Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.20%		0.20%
Term Loan Credit Facilities [Member] | Six Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.30%		0.40%
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Interest rate on debt instrument		6.375%
Issuance of senior unsecured notes		13,800,000
Debt instrument price per share		25.00
Gross proceeds from issuance of senior unsecured notes		345,000,000
Notes, maturity date	Apr. 30, 2019
Export-Import Bank Of Korea [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin	0.70%
Term loan principal outstanding amount	116,605,000
Interest 6% [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Term loan principal outstanding amount	4,500,000
Interest rate on debt instrument	6.00%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	1,307,046,000		2,388,284,000
Credit facilities, aggregate borrowings undrawn	5,126,000		119,443,000
Number of long-term revolving credit facilities	4
Revolving credit facility amount outstanding			1,000,000,000	0	433,800,000
Revolving credit facility, maturity date			May 31, 2015
Revolving credit facility, maturity date extended	May 2015 to May 2019
Revolving credit facility, Reduction			340,000,000
Revolving credit facility reduction funded by cash			260,000,000
Cancellation of revolving credit facility				150,000,000
Credit facility maturity start date	Apr. 30, 2015
Credit facility maturity end date	Dec. 31, 2023
Interest rate description	Interest is calculated as one month or three month LIBOR plus a margin per annum
Debt instrument description	At December 31, 2014, the one month and three month LIBOR was 0.2% (2013-0.2%) and the margins ranged between 0.5% and 1.3% (2013-0.5% and 0.9%).
Weighted average rate of interest, including the margin	0.80%		0.80%
Description of the terms of a credit facility arrangement	The Revolver loan payments are made in quarterly or semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership.
Revolving Credit Facilities [Member] | One and Three Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate	0.20%		0.20%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings						100,000,000
Revolving credit facility amount outstanding						100,000,000
European Bank [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, LIBOR based term loan							83,000,000
European Bank [Member] | Term Loan Credit Facilities [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Amounts drawn under term loan facilities	0
U.S. Bank and Australian Bank [Member] | Term Loan Credit Facilities [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Credit facilities, LIBOR based term loan								67,040,000
Amounts drawn under term loan facilities	$ 67,040,000
Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Commitment fee on undrawn amount	0.20%
Minimum [Member] | Term Loan Credit Facilities [Member] | LIBOR plus margin [Member]
Debt Instrument [Line Items]
Interest rate margin	0.40%		0.40%
Minimum [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin	0.50%		0.50%
Commitment fee on undrawn amount	0.20%
Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Commitment fee on undrawn amount	1.10%
Maximum [Member] | Term Loan Credit Facilities [Member] | LIBOR plus margin [Member]
Debt Instrument [Line Items]
Interest rate margin	4.80%		4.80%
Maximum [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin	1.30%		0.90%
Commitment fee on undrawn amount	0.40%